Preferred and Common Stock (Details)		3 Months Ended	12 Months Ended
	Sep. 16, 2021 shares	Mar. 31, 2022 Vote shares	Dec. 31, 2021 Vote shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Preferred stock, outstanding (in shares) | shares		0	0	0
Conversion of stock (in shares) | shares	1	1	1
Period following that a founder ceases services to the company		12 months	12 months
Common Class A
Class of Stock [Line Items]
Voting rights, votes per share | Vote		1	1
Common Stock, Conversion Terms, Percent of Shareholders Needed to Specity Date		1757980.00%
Common Class B
Class of Stock [Line Items]
Voting rights, votes per share | Vote		10	10
Conversion period		10 years	10 years
Percentage of Class B represents the aggregate of Class A		10	0.10
Percentage of founder shares held		80	0.80